Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Changes In Goodwill
Changes in goodwill for the three months ended March 31, 2021 are as follows:

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2020	$2,114,378	$700,961	$2,815,339
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2020	$1,462,378	$700,961	$2,163,339

Acquisitions	11,463	—	11,463
Measurement period adjustments	167	(1,045)	(878)

Balance at March 31, 2021	1,474,008	699,916	2,173,924

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

Changes in goodwill for the years ended December 31, 2020 and 2019, are as follows:

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2019	$2,090,340	$678,356	$2,768,696
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

Acquisitions	20,788	22,605	43,393
Foreign exchange translation effects	3,250	—	3,250

Balance at December 31, 2020	$1,462,378	$700,961	$2,163,339

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2018	$2,085,684	$672,683	$2,758,367
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2018	$1,433,684	$672,683	$2,106,367

Acquisitions	2,948	4,403	7,351
Foreign exchange translation effects	(418)	1,270	852
Foreign exchange translation effects	2,126	—	2,126

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

Summary Of Intangible Assets
The following tables set forth information for intangible assets:

		March 31, 2021
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges (1)	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,463,217	$1,022,275	$—	$1,440,942
Trade names	8 years	134,749	69,307	—	65,442
Developed technology	5 years	10,160	6,497	—	3,663
Covenant not to compete	5 years	6,100	4,011	—	2,089

Total finite-lived intangible assets		2,614,226	1,102,090	—	1,512,136

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,094,226	$1,102,090	$580,000	$2,412,136

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
intangible asset impairment charge of $580.0 million, related to the Company’s sales trade name as a result of the Company’s annual impairment test for indefinite-lived intangible assets.

		December 31, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,455,360	$977,140	$—	$1,478,220
Trade names	8 years	134,220	66,209	—	68,011
Developed technology	5 years	10,160	5,989	—	4,171
Covenant not to compete	5 years	6,100	3,706	—	2,394

Total finite-lived intangible assets		2,605,840	1,053,044	—	1,552,796

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,085,840	$1,053,044	$580,000	$2,452,796

The following tables set forth information for intangible assets:

		December 31, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,455,360	$977,140	$—	$1,478,220
Trade names	8 years	134,220	66,209	—	68,011
Developed technology	5 years	10,160	5,989	—	4,171
Covenant not to compete	5 years	6,100	3,706	—	2,394

Total finite-lived intangible assets		2,605,840	1,053,044	—	1,552,796

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,085,840	$1,053,044	$580,000	$2,452,796

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Trade names	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

Summary Of Estimated Future Amortization Expenses Of Intangible Assets
As of March 31, 2021, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
Remainder of 2021	147,319
2022	194,208
2023	190,663
2024	189,711
2025	184,576
Thereafter	605,659

Total amortization expense	$1,512,136

As of December 31, 2020, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
2021	195,704
2022	193,094
2023	189,512
2024	188,549
2025	183,401
Thereafter	602,536

Total amortization expense	$1,552,796